Document and Entity Information	Jan. 28, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 28, 2024
Entity Registrant Name	McGRATH RENTCORP
Entity Incorporation State Country Code	CA
Entity File Number	0-13292
Entity Tax Identification Number	94-2579843
Entity Address Address Line 1	5700 Las Positas Road
Entity Address City Or Town	Livermore
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94551-7800
City Area Code	925
Local Phone Number	606-9200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	MGRC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000752714
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by McGrath RentCorp, a California corporation (the “Company”) on January 29, 2024, in which the Company reported its entry into an Agreement and Plan of Merger (the “Merger Agreement”), with WillScot Mobile Mini Holdings Corp., a Delaware corporation (the “Parent”), Brunello Merger Sub I, Inc., a Delaware corporation and a direct wholly owned subsidiary of Parent (“Merger Sub I”), and Brunello Merger Sub II, LLC, a Delaware limited liability company and direct wholly owned subsidiary of Parent (“Merger Sub II”). This Amendment is being filed to file a copy of the Merger Agreement that was referenced in the Form 8-K as “to be filed by amendment” as well as to furnish a copy of the letter from the Chief Executive Officer of the Company to employees regarding the transactions contemplated in the Merger Agreement. The disclosure previously provided is not changed.